UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21148
Investment Company Act File Number
Eaton Vance New York Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance New York Municipal Bond Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 168.3%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed/Prerefunded — 0.2%
$300	New York, Prerefunded to 1/15/13, 5.25%, 1/15/33	$326,880

		$326,880

General Obligations — 0.8%
$200	New York, 5.25%, 1/15/33	$200,340
1,250	New York, 5.25%, 1/15/33(1)	1,252,125

		$1,452,465

Hospital — 1.1%
$620	New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$606,590
820	New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	787,208
640	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	614,867

		$2,008,665

Housing — 1.2%
$2,500	New York Housing Development Corp., 4.95%, 11/1/39	$2,392,600

		$2,392,600

Industrial Development Revenue — 2.3%
$3,040	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$2,957,646
1,440	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,443,888

		$4,401,534

Insured-Electric Utilities — 6.6%
$5,000	Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,264,350
1,060	Long Island Power Authority, Electric System Revenue, (NPFG), 4.25%, 5/1/33	932,153
7,210	New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	6,607,605

		$12,804,108

Insured-Escrowed/Prerefunded — 3.0%
$2,095	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$1,081,774
2,485	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	1,211,835
8,615	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	3,475,377

		$5,768,986

Insured-General Obligations — 12.3%
$2,290	Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,460,490
2,390	Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,594,632
200	East Northport Fire District, (AGC), 4.50%, 11/1/20	221,726
200	East Northport Fire District, (AGC), 4.50%, 11/1/21	219,800
200	East Northport Fire District, (AGC), 4.50%, 11/1/22	217,620
200	East Northport Fire District, (AGC), 4.50%, 11/1/23	215,410
245	Eastchester Union Free School District, (AGM), 3.50%, 6/15/20	248,535
255	Eastchester Union Free School District, (AGM), 3.75%, 6/15/21	258,914
175	Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	177,308
185	Freeport, (AGC), 5.00%, 10/15/20	208,033
195	Freeport, (AGC), 5.00%, 10/15/21	217,355
750	Freeport Union Free School District, (AGC), 4.00%, 4/1/23	763,680
870	Freeport Union Free School District, (AGC), 4.00%, 4/1/24	880,510
940	Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	936,973
1,110	Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,120,789
820	Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	831,751
860	Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	873,270

Principal
Amount
(000’s omitted)	Security	Value
$2,250	New York, (AGM), 5.00%, 4/1/22	$2,394,585
1,750	New York Dormitory Authority, (School Districts Financing Program), (NPFG), 5.00%, 10/1/30	1,732,535
645	Oneida County, (AGC), 4.00%, 4/15/22	655,339
1,065	Syracuse, (AGC), 5.00%, 6/15/19	1,182,267
785	Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	856,490
825	Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	886,347
905	Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	967,888
950	Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	1,006,753
1,590	William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,565,896

		$23,694,896

Insured-Hospital — 13.3%
$7,250	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	$7,055,410
4,355	New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	4,390,145
4,305	New York Dormitory Authority, (Maimonides Medical Center), (NPFG), 5.00%, 8/1/33	4,081,657
10,000	New York Dormitory Authority, (Presbyterian Hospital), (AGM), (BHAC), (FHA), 5.25%, 2/15/31(1)	10,056,600

		$25,583,812

Insured-Housing — 1.2%
$2,350	New York Housing Development Corp., (FGIC), (NPFG), 5.00%, 7/1/25	$2,386,872

		$2,386,872

Insured-Lease Revenue/Certificates of Participation — 5.1%
$6,785	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$5,570,349
4,050	New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	4,223,583

		$9,793,932

Insured-Other Revenue — 12.6%
$3,665	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$3,609,329
4,250	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	4,255,780
7,450	New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	6,344,047
10,000	New York City Transitional Finance Authority, (AGM), (FGIC), 5.00%, 7/15/31(1)	10,090,500

		$24,299,656

Insured-Private Education — 33.8%
$4,000	Madison County Industrial Development Agency, (Colgate University), (NPFG), 5.00%, 7/1/39	$3,997,000
16,500	New York City Industrial Development Agency, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/41(1)	16,096,575
4,980	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	4,964,811
10,750	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	10,806,760
3,500	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/41	3,414,425
4,250	New York Dormitory Authority, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/31(1)	4,251,445
1,555	New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,508,988
3,665	New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	3,592,360
3,750	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	3,650,625
8,500	New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	8,544,880
5,555	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	1,521,959
8,455	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	2,036,048
4,000	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	899,280

		$65,285,156

Insured-Public Education — 1.4%
$925	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$857,651
1,750	New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,756,370

		$2,614,021

Principal
Amount
(000’s omitted)	Security	Value
Insured-Solid Waste — 1.8%
$1,490	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$988,615
1,090	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	642,642
3,635	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	1,884,893

		$3,516,150

Insured-Special Tax Revenue — 19.1%
$14,560	Metropolitan Transportation Authority, (AGM), 5.00%, 11/15/32(1)	$14,539,906
3,130	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,747,670
1,005	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	925,947
2,415	New York State Housing Finance Agency, (AGM), 5.00%, 3/15/37	2,415,411
3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	474,270
4,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	882,160
56,755	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	6,328,182
18,180	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,875,631
11,605	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,110,715
1,310	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	1,324,986
4,185	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	4,196,843

		$36,821,721

Insured-Transportation — 19.6%
$18,500	Metropolitan Transportation Authority, (AGM), 5.00%, 11/15/30(1)	$18,349,410
2,175	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	2,503,099
5,600	Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/24(1)	5,860,679
11,000	Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33(1)	11,014,740

		$37,727,928

Insured-Water and Sewer — 10.7%
$300	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.125%, 11/1/23	$324,900
3,835	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	4,086,806
6,500	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	6,485,375
10,000	New York City Municipal Water Finance Authority, (Water and Sewer System), (BHAC), (NPFG), 5.125%, 6/15/34(1)	9,805,800

		$20,702,881

Insured-Water Revenue — 0.8%
$1,475	Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	$1,486,992

		$1,486,992

Lease Revenue/Certificates of Participation — 1.0%
$2,000	Metropolitan Transportation Authority, Lease Contract, 5.125%, 1/1/29	$1,996,500

		$1,996,500

Other Revenue — 0.7%
$4,900	Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,335,593

		$1,335,593

Private Education — 9.0%
$1,630	Madison County Industrial Development Agency, (Colgate University), 5.00%, 7/1/33	$1,635,118
5,720	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37	5,773,826
2,000	New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	1,963,680
2,715	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,732,756
5,250	New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,294,415

		$17,399,795

Special Tax Revenue — 0.9%
$1,765	New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/32	$1,770,930

		$1,770,930

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 4.8%
$1,565	Nassau County Bridge Authority, 5.00%, 10/1/35	$1,558,271
300	Nassau County Bridge Authority, 5.00%, 10/1/40	294,060
2,370	New York Thruway Authority, 5.00%, 4/1/26	2,437,900
5,000	Triborough Bridge and Tunnel Authority, (MTA Bridges and Tunnels), 5.00%, 11/15/38	5,014,250

		$9,304,481

Water Revenue — 5.0%
$3,360	New York Environmental Facilities Corp., 5.00%, 10/15/39	$3,413,424
6,150	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35(2)	6,211,070

		$9,624,494

Total Tax-Exempt Investments — 168.3% (identified cost $334,809,180)		$324,501,048

Other Assets, Less Liabilities — (68.3)%		$(131,660,371)

Net Assets — 100.0%		$192,840,677

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 84.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 29.3% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	50 U.S. 30-Year Treasury Bond	Short	$(6,326,778)	$(6,106,250)	$220,528

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)
Bank of America	$12,300,000	4.092%	3-month USD- LIBOR-BBA	February 24, 2011 / February 24, 2041	$110,260
JPMorgan Chase Co.	4,637,500	4.163	3-month USD- LIBOR-BBA	March 14, 2011 / March 14, 2041	(6,251)

					$104,009

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $330,788 and $6,251, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$193,193,502

Gross unrealized appreciation	$5,934,052
Gross unrealized depreciation	(16,851,506)

Net unrealized depreciation	$(10,917,454)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$324,501,048	$—	$324,501,048

Total Investments	$—	$324,501,048	$—	$324,501,048

Futures Contracts	$220,528	$—	$—	$220,528
Interest Rate Swaps	—	110,260	—	110,260

Total	$220,528	$324,611,308	$—	$324,831,836

Liability Description

Interest Rate Swaps	$—	$(6,251)	$—	$(6,251)

Total	$—	$(6,251)	$—	$(6,251)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 23, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 23, 2011